1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security	Shares	Value
Common Stocks ― 66.2%
Communication Services ― 5.0%
Alphabet Inc., Class A Shares*	189,565	$19,663,578
Netflix Inc.*	25,708	8,881,600
Walt Disney Co/The*	55,117	5,518,865
Total Communication Services		34,064,043

Consumer Discretionary ― 6.9%
Amadeus IT Group SA*	120,715	8,097,562
Amazon.com Inc.*	139,633	14,422,692
Chipotle Mexican Grill Inc.*	3,241	5,536,568
Home Depot Inc/The	31,400	9,266,768
TJX Cos Inc.	125,094	9,802,366
Total Consumer Discretionary		47,125,956

Consumer Staples ― 4.9%
Costco Wholesale Corp.	20,448	10,159,998
Darling International Inc.*	75,544	4,411,770
Estee Lauder Cos. Inc., Class A Shares	35,701	8,798,868
PepsiCo Inc.	55,615	10,138,614
Total Consumer Staples		33,509,250

Financials ― 6.7%
Bank of America Corp.	323,912	9,263,883
Charles Schwab Corp/The	150,377	7,876,747
Chubb Limited	33,413	6,488,136
Hannon Armstrong Sustainable Infrastructure Capital Inc.	161,625	4,622,475
M&T Bank Corp.	28,921	3,458,084
Reinsurance Group of America Inc.	45,127	5,991,061
Truist Financial Corp.	252,836	8,621,708
Total Financials		46,322,094

Health Care ― 11.8%
AstraZeneca PLC	143,120	9,933,959
Boston Scientific Corp.*	241,374	12,075,942
Danaher Corp.	44,880	11,311,555
Eli Lilly & Co.	37,160	12,761,487
IQVIA Holdings Inc.*	52,635	10,468,575
Thermo Fisher Scientific Inc.	21,668	12,488,785
UnitedHealth Group Inc.	25,586	12,091,688
Total Health Care		81,131,991

Industrials ― 6.5%
Advanced Drainage Systems Inc.	75,045	6,319,539
Cintas Corp.	22,610	10,461,195
Eaton Corp. PLC	56,888	9,747,190
Old Dominion Freight Line Inc.	18,948	6,458,236
Rockwell Automation Inc.	19,432	5,702,320
Union Pacific Corp.	29,170	5,870,754
Total Industrials		44,559,234

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)

Security			Shares	Value
Information Technology ― 19.4%
Analog Devices Inc.			27,901	$5,502,635
Apple Inc.			176,581	29,118,207
Broadcom Inc.			14,960	9,597,438
Intuit Inc.			15,217	6,784,195
Microsoft Corp.			97,843	28,208,137
NVIDIA Corp.			29,917	8,310,045
Palo Alto Networks Inc.*			50,629	10,112,637
PayPal Holdings Inc.*			56,361	4,280,054
QUALCOMM Inc.			43,628	5,566,060
Salesforce.com Inc.*			40,639	8,118,860
SolarEdge Technologies Inc.*			27,924	8,487,500
Visa Inc., Class A Shares			39,948	9,006,676
Total Information Technology				133,092,444

Materials ― 1.3%
Linde PLC			11,222	3,988,748
Steel Dynamics Inc.			45,376	5,130,211
Total Materials				9,118,959

Real Estate Investment Trusts (REITs) ― 2.1%
Crown Castle International Corp.			44,391	5,941,291
Prologis Inc.			68,601	8,559,347
Total Real Estate Investment Trusts (REITs)				14,500,638

Utilities ― 1.6%
American Water Works Co. Inc.			74,805	10,958,185
Total Utilities				10,958,185

Total Common Stocks (Cost ― $331,827,893)				454,382,794

		Maturity	Face
	Rate	Date	Amount
Asset Backed Securities ― 0.5%
World Omni Auto Receivables Trust 2021-B, A-3	0.420%	6/15/2026	$3,336,444	3,200,815
Total Asset Backed Securities (Cost ― $3,336,283)				3,200,815

Collateralized Mortgage Obligations ― 0.0%
Federal National Mortgage Association (FNMA), 2011-53 CY	4.000%	6/25/2041	23,973	23,343
Total Collateralized Mortgage Obligations (Cost ― $24,189)				23,343

Corporate Bonds ― 21.3%
Communication Services ― 2.6%
Alphabet Inc.	0.450%	8/15/2025	1,500,000	1,375,499
AT&T Inc.	0.900%	3/25/2024	2,730,000	2,613,357
AT&T Inc.	2.300%	6/1/2027	1,350,000	1,237,770
AT&T Inc.	4.350%	3/1/2029	465,000	455,003
AT&T Inc.	2.750%	6/1/2031	1,250,000	1,077,045
Comcast Corp.	3.375%	2/15/2025	210,000	205,685
Comcast Corp.	4.650%	2/15/2033	2,680,000	2,693,172

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Communication Services ― 2.6% (Continued)
Comcast Corp.	5.650%	6/15/2035	$600,000	$644,196
Verizon Communications Inc.	4.329%	9/21/2028	777,000	767,875
Verizon Communications Inc.	3.875%	2/8/2029	410,000	395,983
Verizon Communications Inc.	1.750%	1/20/2031	1,325,000	1,068,543
Verizon Communications Inc.	4.500%	8/10/2033	350,000	338,496
Verizon Communications Inc.	5.250%	3/16/2037	335,000	342,054
Walt Disney Co/The	1.750%	1/13/2026	1,550,000	1,451,872
Walt Disney Co/The	2.200%	1/13/2028	3,215,000	2,950,821
Total Communication Services				17,617,371

Consumer Discretionary ― 2.9%
Amazon.com Inc.	4.700%	12/1/2032	905,000	927,916
California Endowment/The	2.498%	4/1/2051	1,700,000	1,116,519
Ford Foundation/The	2.415%	6/1/2050	1,000,000	661,067
Home Depot Inc/The	1.500%	9/15/2028	1,900,000	1,655,879
Honda Motor Co Ltd.	2.271%	3/10/2025	6,150,000	5,878,670
Lowe's Cos Inc.	1.300%	4/15/2028	2,100,000	1,803,581
Starbucks Corp.	2.450%	6/15/2026	250,000	234,359
Starbucks Corp.	2.250%	3/12/2030	1,255,000	1,077,936
Target Corp.	4.500%	9/15/2032	3,600,000	3,607,304
Toyota Motor Credit Corp.	1.350%	8/25/2023	740,000	727,986
Toyota Motor Credit Corp.	1.125%	6/18/2026	965,000	869,933
Whirlpool Corp.	2.400%	5/15/2031	1,775,000	1,453,493
Total Consumer Discretionary				20,014,643

Consumer Staples ― 0.7%
CVS Health Corp.	3.875%	7/20/2025	910,000	893,514
PepsiCo Inc.	3.900%	7/18/2032	1,200,000	1,172,665
PepsiCo Inc.	3.500%	3/19/2040	575,000	498,750
Walmart Inc.	1.800%	9/22/2031	2,700,000	2,283,596
Total Consumer Staples				4,848,525

Financials ― 6.1%
Affiliated Managers Group Inc.	3.300%	6/15/2030	755,000	652,532
Allstate Corp/The	1.450%	12/15/2030	1,345,000	1,046,637
Bank of America Corp.	4.183%	11/25/2027	525,000	506,631
Bank of America Corp. (3M US LIBOR + 0.760%)(a)(b)	5.626%	9/15/2026	1,602,000	1,561,179
Bank of America Corp. (effective 1/23/2025, 3M US LIBOR + 0.810%) (a)	3.366%	1/23/2026	550,000	528,953
Bank of America Corp. (effective 9/25/2024, US SOFR + 0.910%)(a)	0.981%	9/25/2025	1,650,000	1,540,086
Bank of America Corp.(effective 12/6/2024, US SOFR + 0.650%)(a)	1.530%	12/6/2025	4,425,000	4,138,382
Bank of Montreal (effective 1/10/2032, 5 YR CMT + 1.400%)(a)	3.088%	1/10/2037	2,515,000	2,022,134
Bank of New York Mellon Corp/The	1.600%	4/24/2025	415,000	385,804
BlackRock Inc.	3.250%	4/30/2029	455,000	432,484
BlackRock Inc.	2.400%	4/30/2030	710,000	623,095
Boston Properties LP	4.500%	12/1/2028	1,335,000	1,159,719
Citigroup Inc.	5.500%	9/13/2025	325,000	323,890
Citigroup Inc. (effective 10/30/2023, US SOFR + 0.686%)(a)	0.776%	10/30/2024	2,200,000	2,138,818
Citigroup Inc. (effective 11/3/2024, US SOFR + 0.528%)(a)	1.281%	11/3/2025	690,000	644,766
Citigroup Inc. (effective 6/3/2030, US SOFR + 2.107%)(a)	2.572%	6/3/2031	1,500,000	1,265,680

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Financials ― 6.1% (Continued)
Goldman Sachs Group Inc/The	3.500%	11/16/2026	$1,830,000	$1,748,485
Goldman Sachs Group Inc/The	2.600%	2/7/2030	1,250,000	1,072,919
Host Hotels & Resorts LP	3.375%	12/15/2029	1,600,000	1,353,495
Intercontinental Exchange Inc.	3.750%	12/1/2025	500,000	484,737
JPMorgan Chase & Co. (effective 9/16/2023, US SOFR + 0.600%)(a)	0.653%	9/16/2024	2,000,000	1,955,358
MetLife Inc.	4.550%	3/23/2030	660,000	652,331
PNC Financial Services Group Inc.	2.200%	11/1/2024	975,000	927,358
PNC Financial Services Group Inc. (effective 1/26/2026, US SOFR + 1.085%)(a)	4.758%	1/26/2027	1,350,000	1,332,798
Prudential Financial Inc.	1.500%	3/10/2026	1,570,000	1,432,103
Royal Bank of Canada	1.150%	7/14/2026	3,500,000	3,137,940
Simon Property Group LP	3.375%	12/1/2027	510,000	476,122
State Street Corp.	3.700%	11/20/2023	335,000	330,977
State Street Corp.	3.550%	8/18/2025	360,000	347,070
State Street Corp. (effective 11/1/2029, US SOFR + 1.490%)(a)	3.031%	11/1/2034	1,000,000	863,057
Toronto-Dominion Bank/The	1.150%	6/12/2025	1,175,000	1,081,434
Truist Financial Corp. (effective 3/2/2026, US SOFR + 0.609%)(a)	1.267%	3/2/2027	2,675,000	2,356,817
Wells Fargo & Co. (effective 5/19/2024, US SOFR + 0.510%)(a)	0.805%	5/19/2025	3,300,000	3,134,119
Total Financials				41,657,910

Health Care ― 2.3%
AbbVie Inc.	4.250%	11/14/2028	600,000	595,949
AbbVie Inc.	4.400%	11/6/2042	1,120,000	1,023,063
Amgen Inc.	3.000%	2/22/2029	3,475,000	3,194,280
Anthem Inc.	2.875%	9/15/2029	1,530,000	1,388,221
Bristol-Myers Squibb Co.	3.900%	2/20/2028	365,000	357,888
Bristol-Myers Squibb Co.	3.400%	7/26/2029	725,000	689,293
Bristol-Myers Squibb Co.	1.450%	11/13/2030	1,580,000	1,288,995
CVS Health Corp.	4.780%	3/25/2038	345,000	328,786
CVS Health Corp.	5.625%	2/21/2053	3,445,000	3,481,726
Gilead Sciences Inc.	1.650%	10/1/2030	1,700,000	1,399,786
Gilead Sciences Inc.	4.600%	9/1/2035	320,000	316,669
UnitedHealth Group Inc.	2.000%	5/15/2030	1,600,000	1,363,330
UnitedHealth Group Inc.	3.500%	8/15/2039	515,000	438,174
Total Health Care				15,866,160

Industrials ― 1.2%
Allegion US Holding Co Inc.	5.411%	7/1/2032	2,300,000	2,305,377
Archer-Daniels-Midland Co.	2.900%	3/1/2032	3,000,000	2,665,042
Johnson Controls International PLC	1.750%	9/15/2030	2,225,000	1,828,576
Xylem Inc./NY	1.950%	1/30/2028	1,785,000	1,579,535
Total Industrials				8,378,530

Information Technology ― 2.7%
Adobe Inc.	2.150%	2/1/2027	850,000	789,733
Autodesk Inc.	2.400%	12/15/2031	3,775,000	3,140,232
Fortinet Inc.	1.000%	3/15/2026	2,185,000	1,960,809
Jabil Inc.	4.250%	5/15/2027	2,515,000	2,423,579
Mastercard Inc.	3.300%	3/26/2027	1,350,000	1,307,917
Mastercard Inc.	1.900%	3/15/2031	4,000,000	3,401,233

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Information Technology ― 2.7% (Continued)
Microsoft Corp.	4.200%	11/3/2035	$565,000	$569,593
NVIDIA Corp.	0.584%	6/14/2024	3,115,000	2,974,337
QUALCOMM Inc.	3.450%	5/20/2025	500,000	490,692
Salesforce.com Inc.	1.500%	7/15/2028	2,135,000	1,881,598
Total Information Technology				18,939,723

Materials ― 0.1%
Nutrien Ltd.	4.200%	4/1/2029	425,000	410,352
Total Materials				410,352

Real Estate Investment Trusts (REITs) ― 1.0%
Crown Castle Inc.	1.050%	7/15/2026	2,050,000	1,805,987
Prologis LP	2.250%	4/15/2030	1,620,000	1,374,928
Prologis LP	1.250%	10/15/2030	3,000,000	2,359,769
Welltower Inc.	2.700%	2/15/2027	1,600,000	1,451,657
Total Real Estate Investment Trusts (REITs)				6,992,341

Utilities ― 1.7%
Avangrid Inc.	3.800%	6/1/2029	650,000	610,255
DTE Electric Co.	1.900%	4/1/2028	2,145,000	1,892,833
DTE Electric Co.	4.050%	5/15/2048	1,480,000	1,263,681
Duke Energy Florida LLC	2.400%	12/15/2031	3,225,000	2,706,910
Georgia Power Co.	3.250%	4/1/2026	345,000	329,358
MidAmerican Energy Co.	3.650%	4/15/2029	1,375,000	1,311,347
NextEra Energy Capital Holdings Inc.	1.900%	6/15/2028	2,720,000	2,387,863
Public Service Co of Colorado	3.200%	3/1/2050	520,000	384,786
Union Electric Co.	2.625%	3/15/2051	1,280,000	836,840
Total Utilities				11,723,873

Total Corporate Bonds (Cost ― $163,347,624)				146,449,428

Foreign Government Agency Issues ― 0.4%
International Bank for Reconstruction & Development	0.625%	4/22/2025	1,620,000	1,509,424
International Bank for Reconstruction & Development	3.125%	11/20/2025	930,000	910,373
Total Foreign Government Agency Issues (Cost ― $2,545,318)				2,419,797

Mortgage Backed Securities ― 0.6%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/2032	43,379	42,691
Gold Pool A35826	5.000%	7/1/2035	21,037	21,224
Gold Pool G08112	6.000%	2/1/2036	36,543	37,970
Gold Pool G02564	6.500%	1/1/2037	16,213	16,845
Gold Pool G08179	5.500%	2/1/2037	11,609	12,066
Gold Pool A65694	6.000%	9/1/2037	12,340	12,642

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Mortgage Backed Securities ― 0.6% (Continued)
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/2029	$8	$8
Pool 808156	4.500%	2/1/2035	6,132	6,117
Pool 891596	5.500%	6/1/2036	348	359
Pool 190375	5.500%	11/1/2036	2,067	2,145
Pool 916386	6.000%	5/1/2037	11,701	12,126
Pool 946594	6.000%	9/1/2037	18,070	18,825
General National Mortgage Association (GNMA)
Gold Pool MA6310	3.000%	12/20/2034	193,136	183,148
Gold Pool MA6572	3.000%	4/20/2035	447,771	424,583
Gold Pool MA6740	2.500%	8/20/2035	698,432	644,623
Gold Pool 550763X	5.000%	12/15/2035	54,486	56,342
Gold Pool 003922M	7.000%	11/20/2036	10,654	11,356
Gold Pool MA3873	3.000%	8/20/2046	854,845	791,206
Gold Pool MA6409	3.000%	1/20/2050	510,604	469,297
Gold Pool 2020-194	1.000%	6/16/2062	2,047,113	1,613,284
Total Mortgage Backed Securities (Cost ― $5,033,897)				4,376,857

U.S. Government Agency Issue ― 2.2%
Federal Home Loan Bank (FHLB)	3.250%	11/16/2028	2,125,000	2,068,003
Federal Home Loan Bank (FHLB)	5.500%	7/15/2036	125,000	142,776
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/2029	115,000	133,640
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/2032	380,000	451,997
Federal National Mortgage Association (FNMA)	0.500%	11/7/2025	2,200,000	2,011,942
Federal National Mortgage Association (FNMA)	0.750%	10/8/2027	2,270,000	1,990,495
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	985,000	1,117,631
Federal National Mortgage Association (FNMA)	0.875%	8/5/2030	8,670,000	7,077,818
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	303,000	358,998
U.S. Government Agency Issue (Cost ― $17,514,882)				15,353,300

U.S. Treasury Obligations ― 7.4%
United States Treasury Bonds	6.250%	8/15/2023	550,000	553,018
United States Treasury Bonds	7.500%	11/15/2024	1,105,000	1,162,236
United States Treasury Bonds	7.625%	2/15/2025	390,000	414,649
United States Treasury Bonds	6.875%	8/15/2025	100,000	106,789
United States Treasury Bonds	6.750%	8/15/2026	90,000	98,307
United States Treasury Bonds	6.500%	11/15/2026	135,000	147,440
United States Treasury Bonds	6.125%	11/15/2027	675,000	745,532
United States Treasury Bonds	5.500%	8/15/2028	335,000	364,836
United States Treasury Bonds	3.500%	2/15/2039	573,000	565,983
United States Treasury Bonds	4.375%	11/15/2039	204,000	222,750
United States Treasury Notes	2.125%	11/30/2024	2,000,000	1,932,578
United States Treasury Notes	2.500%	1/31/2025	10,300,000	10,000,053
United States Treasury Notes	3.000%	10/31/2025	905,000	884,761
United States Treasury Notes	2.625%	1/31/2026	1,625,000	1,571,140
United States Treasury Notes	2.125%	5/31/2026	6,700,000	6,364,738
United States Treasury Notes	1.500%	8/15/2026	2,110,000	1,957,272
United States Treasury Notes	2.000%	11/15/2026	3,375,000	3,172,698
United States Treasury Notes	2.250%	11/15/2027	2,200,000	2,067,871

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
U.S. Treasury Obligations ― 7.4% (Continued)
United States Treasury Notes	2.750%	2/15/2028	$1,630,000	$1,564,577
United States Treasury Notes	2.875%	5/15/2028	3,500,000	3,373,467
United States Treasury Notes	2.875%	8/15/2028	5,300,000	5,102,596
United States Treasury Notes	3.125%	11/15/2028	2,900,000	2,825,631
United States Treasury Notes	1.500%	2/15/2030	4,670,000	4,091,358
United States Treasury Notes	4.125%	11/15/2032	1,200,000	1,260,000
U.S. Treasury Obligations (Cost ― $54,589,291)				50,550,280

			Shares
Short-Term Investment ― 1.6%
Fidelity Investments Money Market - Government Portfolio - Class I (c)	4.720%		11,165,692	11,165,692
Total Short Term Investment (Cost ― $11,165,692)				11,165,692

Total Investments ― 100.2% (Cost ― $589,385,069)				687,922,306
Liabilities in Excess of Other Assets ― 0.2%				(1,249,717)
Total Net Assets ― 100.0%				$686,672,589

Notes:
*	Non-income producing security.
(a)	Fixed to floating rate. Effective date of change and formula disclosed.
(b)	Variable rate security. Reference rate and spread are included in the description.
(c)	The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
CMT - Constant Maturity Treasury Rate
LIBOR — London Inter-Bank Offered Rate
LLC — Limited Liability Corporation
LP — Limited Partnership
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley
Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI
& S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1919 Socially Responsive Balanced Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$454,382,794	$-	$-	$454,382,794
Asset Backed Securities	-	3,200,815	-	3,200,815
Collateralized Mortgage Obligations	-	23,343	-	23,343
Corporate Bonds	-	146,449,428	-	146,449,428
Foreign Government Agency Issues	-	2,419,797	-	2,419,797
Mortgage-Backed Securities	-	4,376,857	-	4,376,857
U.S. Government Agency Issue	-	15,353,300	-	15,353,300
U.S. Treasury Obligations	-	50,550,280	-	50,550,280
Total long-term investments	$454,382,794	$222,373,820	$-	$676,756,614
Short-term investments	11,165,692	-	-	11,165,692
Total investments	$465,548,486	$222,373,820	$-	$687,922,306

* See Schedule of Investments for additional detailed categorizations.